Financial Assets and Liabilities - Summary of Maximum Exposure to Credit Risk of Financial Assets Subject to Impairment (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Less allowance	₱ 14,425	₱ 14,621
Carrying amount	55,886	51,597
Costs [Member]
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit exposure	70,311	66,218
High Grade [Member]
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit exposure	41,708	38,431
Standard Grade [Member]
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit exposure	4,748	4,672
Substandard Grade [Member]
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit exposure	9,430	8,494
Default [Member]
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit exposure	14,425	14,621
Stage 1 12-Month ECL [Member]
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Less allowance	764	786
Carrying amount	29,631	29,807
Stage 1 12-Month ECL [Member] | Costs [Member]
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit exposure	30,395	30,593
Stage 1 12-Month ECL [Member] | High Grade [Member]
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit exposure	29,328	29,251
Stage 1 12-Month ECL [Member] | Standard Grade [Member]
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit exposure	303	556
Stage 1 12-Month ECL [Member] | Default [Member]
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit exposure	764	786
Stage 2 Lifetime ECL [Member]
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Less allowance	4,236	3,038
Carrying amount	26,255	21,790
Stage 2 Lifetime ECL [Member] | Costs [Member]
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit exposure	30,491	24,828
Stage 2 Lifetime ECL [Member] | High Grade [Member]
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit exposure	12,380	9,180
Stage 2 Lifetime ECL [Member] | Standard Grade [Member]
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit exposure	4,445	4,116
Stage 2 Lifetime ECL [Member] | Substandard Grade [Member]
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit exposure	9,430	8,494
Stage 2 Lifetime ECL [Member] | Default [Member]
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit exposure	4,236	3,038
Stage 3 Lifetime ECL [Member]
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Less allowance	9,425	10,797
Stage 3 Lifetime ECL [Member] | Costs [Member]
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit exposure	9,425	10,797
Stage 3 Lifetime ECL [Member] | Default [Member]
Disclosure Of Reconciliation Of Changes In Loss Allowance And Explanation Of Changes In Gross Carrying Amount For Financial Instruments [Line Items]
Credit exposure	₱ 9,425	₱ 10,797